Segment information and information by geographical area - Identifiable assets and investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical areas
Assets	€ 137,765	€ 109,648
Capital expenditure in tangible and intangible assets	5,234	4,644	€ 8,360
Italy
Geographical areas
Capital expenditure in tangible and intangible assets	1,333	1,198	1,402
Other European Union
Geographical areas
Capital expenditure in tangible and intangible assets	199	152	306
Rest of Europe
Geographical areas
Capital expenditure in tangible and intangible assets	202	119	9
Americas
Geographical areas
Capital expenditure in tangible and intangible assets	659	441	1,017
Asia
Geographical areas
Capital expenditure in tangible and intangible assets	1,203	1,267	1,685
Africa
Geographical areas
Capital expenditure in tangible and intangible assets	1,604	1,443	3,886
Other areas
Geographical areas
Capital expenditure in tangible and intangible assets	34	24	55
Allocated amounts
Geographical areas
Assets	94,292	79,604	91,795
Allocated amounts | Italy
Geographical areas
Assets	23,718	17,228	19,346
Allocated amounts | Other European Union
Geographical areas
Assets	6,902	4,159	7,237
Allocated amounts | Rest of Europe
Geographical areas
Assets	6,114	3,174	1,151
Allocated amounts | Americas
Geographical areas
Assets	5,718	4,485	5,230
Allocated amounts | Asia
Geographical areas
Assets	17,483	16,360	17,898
Allocated amounts | Africa
Geographical areas
Assets	33,499	33,341	40,021
Allocated amounts | Other areas
Geographical areas
Assets	€ 858	€ 857	€ 912